Offerings - Offering: 1	Feb. 03, 2026 USD ($)
Offering:
Rule 457(o)	true
Security Type	Equity
Amount Registered	270,175,496
Proposed Maximum Offering Price per Unit	0.5
Maximum Aggregate Offering Price	$ 135,087,748
Offering Note

Pursuant to Rule 457(p) under the Securities Act, the registration fee for this registration statement is being offset by $3088.78, representing the unused portion of the registration fee ($3,088.78) previously paid by the Registrant in connection with the registration statement on Form S-1 (File No. 333-259689) filed with the SEC on September 21, 2021 (the “Prior Registration Statement”), which was withdrawn on June 16, 2022.